Long-term Debt (Details) (USD $)				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended							6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Bank credit facility	Dec. 31, 2012 Bank credit facility	Aug. 29, 2013 Bank credit facility	Dec. 31, 2011 Bank credit facility	Jun. 30, 2013 Bank credit facility Minimum	Dec. 31, 2012 Bank credit facility Minimum	Jun. 30, 2013 Bank credit facility Maximum	Dec. 31, 2012 Bank credit facility Maximum	Jun. 30, 2013 9.375% senior notes due 2017	Dec. 31, 2012 9.375% senior notes due 2017	Dec. 31, 2011 9.375% senior notes due 2017	Jan. 31, 2010 9.375% senior notes due 2017 Antero Finance	Nov. 30, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance	Nov. 17, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance On or after December 1, 2013	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance On or after December 1, 2013	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance On or after December 1, 2015	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance On or after December 1, 2015	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance Prior to December 1, 2013	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance Prior to December 1, 2013	Jun. 30, 2013 7.25% senior notes due 2019	Dec. 31, 2012 7.25% senior notes due 2019	Dec. 31, 2011 7.25% senior notes due 2019	Aug. 31, 2011 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or after August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or after August 1, 2014	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or after August 1, 2017	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or after August 1, 2017	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or before August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or before August 1, 2014	Jun. 30, 2013 7.25% senior notes due 2019 Maximum Antero Finance On or before August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Maximum Antero Finance On or before August 1, 2014	Jun. 30, 2013 6.00% senior notes due 2020	Dec. 31, 2012 6.00% senior notes due 2020	Feb. 04, 2013 6.00% senior notes due 2020 Antero Finance	Nov. 19, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or after December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or after December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or after December 1, 2018	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or after December 1, 2018	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or before December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or before December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance Prior to December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance Prior to December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance Prior to January 1, 2014	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance Prior to January 1, 2014	Jun. 30, 2013 6.00% senior notes due 2020 Maximum Antero Finance On or before December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Maximum Antero Finance On or before December 1, 2015	Dec. 31, 2010 9.00% senior note	Jun. 30, 2013 9.00% senior note	Dec. 31, 2012 9.00% senior note	Dec. 31, 2011 9.00% senior note	Jun. 30, 2013 Net unamortized premium	Dec. 31, 2012 Net unamortized premium	Dec. 31, 2011 Net unamortized premium	Jun. 30, 2013 Stand-alone revolving note	Dec. 31, 2012 Stand-alone revolving note
Long- term Debt
Long-term debt	$ 2,443,217,000	$ 1,469,058,000	$ 1,317,330,000	$ 960,000,000	$ 217,000,000		$ 365,000,000					$ 525,000,000	$ 525,000,000	$ 525,000,000												$ 400,000,000	$ 400,000,000	$ 400,000,000												$ 525,000,000	$ 300,000,000																		$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 8,217,000	$ 2,058,000	$ 2,330,000
Less amounts due within one year	25,000,000	25,000,000
Long-term debt	2,418,217,000	1,444,058,000	1,317,330,000
Interest rate (as a percent)												9.375%	9.375%	9.375%			9.375%	9.375%								7.25%	7.25%	7.25%		7.25%	7.25%									6.00%	6.00%			6.00%	6.00%														9.00%	9.00%	9.00%
Maximum amount of the Credit Facility				2,500,000,000	2,500,000,000																																																												25,000,000	25,000,000
Current borrowing base				1,750,000,000	1,220,000,000	2,000,000,000
Lender commitments				1,450,000,000	700,000,000	1,750,000,000
Increase in Lender commitments					1,220,000,000
Outstanding balance				960,000,000	217,000,000		365,000,000																																																										0	0
Weighted average interest rate (as a percent)				2.10%	1.91%		2.12%
Outstanding letters of credit				32,000,000	43,000,000		21,000,000
Commitment fees on the unused portion (as a percent)								0.375%	0.375%	0.50%	0.50%
Senior notes issued															150,000,000	375,000,000													400,000,000													225,000,000	300,000,000
Issue price as percentage of par value																																										103.00%
Discount on long-term debt																			2,600,000
Premium on long-term debt															6,000,000
Redemption price of the debt instrument in the event of change of control (as a percent)																				104.688%	104.688%	100.00%	100.00%	100.00%	100.00%							105.438%	105.438%	100.00%	100.00%	100.00%	100.00%									104.50%	104.50%	100.00%	100.00%	100.00%	100.00%			110.00%	110.00%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings																																						35.00%	35.00%																	35.00%	35.00%
Redemption price of the debt instrument if redeemed with the proceeds of certain equity offerings (as a percent)																																				107.25%	107.25%													106.00%	106.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control																														101.00%	101.00%																					101.00%	101.00%
Description of variable rate basis				LIBOR or lender's prime rate	LIBOR or lender's prime rate																																																												lender's prime rate	lender's prime rate
Unsecured notes payable assumed in the business acquisition																																																										$ 25,000,000
Basis spread on variable rate (as a percent)																																																																	1.00%	1.00%